STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS -Stock Option (Details)		12 Months Ended
	Apr. 05, 2021 installment shares	Sep. 30, 2021 shares
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Number of stock options issued	250,000	250,000
Number of stock options exercisable upon execution of the Consulting Agreement	50,000
Number of stock options that shall vest in four equal installments	200,000
Number of equal installments | installment	4
Number of stock options that shall vest every three months	50,000